Employee Benefit Plan, Related-Party and Party-in-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions
NOTE 8 - RELATED-PARTY AND PARTY-IN-INTEREST TRANSACTIONS
At December 31, 2025, a significant portion of the Plan’s assets were managed by SSGA, an affiliate of SSBT. SSBT also acts as the Trustee for the Plan and, therefore, these investments in addition to participant loans qualify as party-in-interest transactions. The Plan also pays a fee to the Trustee. These transactions qualify as party-in-interest transactions as well.
Certain investment managers are considered parties-in-interest as well.
In addition, Fidelity is the provider of administrative services related to the Expanded Choice - Select Funds as well as an affiliate of the investment manager of Fidelity funds within the Expanded Choice - Select Funds. Fidelity is also the provider of record keeping and participant services, and the operator of the IBM Employee Services Center for the IBM 401(k) Plan.
Investment management authority for the IBM Stock Fund has been delegated to an independent fiduciary, SSGA.
At December 31, 2025 and 2024, the Plan held 5,313,300 and 5,769,852 shares of IBM common stock valued at $1,574 million and $1,268 million, respectively. During the year ended December 31, 2025, purchases of IBM common stock by the Plan totaled $104 million and sales of IBM common stock by the Plan totaled $233 million.